Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000231820 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000231820 | 00253XAB7
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000231820 | 29103CAA6
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000231820 | 57763RAD9
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000231820 | 893647BU0
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000231820 | 893647BL0
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000231820 | 019576AD9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231820 | 640695AA0
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000231820 | 855030AQ5
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000231820 | 893647BV8
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000231820 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231820 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000231820 | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231820 | B
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000231820 | BB
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000231820 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231820 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231820 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231820 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000231820 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000231820 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000231820 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000231820 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000231820 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000231820 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000231820 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000231820 | Packaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000231820 | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000231820 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231820 | Mining
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000231820 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231820 | Iron/Steel
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231820 | Home Builders
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231820 | Environmental Control
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231820 | Others
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000231821 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000231821 | 88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000231821 | 18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000231821 | 25461LAA0
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000231821 | 25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231821 | 1248EPBT9
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000231821 | 45824TBC8
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000231821 | 25470XBE4
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000231821 | 1248EPCK7
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000231821 | 1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000231821 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231821 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000231821 | CCC
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000231821 | B
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000231821 | BB
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000231821 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231821 | C
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231821 | CC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231821 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231821 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231821 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000231821 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000231821 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000231821 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000231821 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231821 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231821 | Others
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231821 | Media
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000231821 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000231821 | Software
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000231821 | Computers
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000231821 | Internet
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000231821 | Advertising
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231821 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231821 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231819 | 62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000231819 | 23918KAS7
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000231819 | 88033GDK3
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000231819 | 12543DBN9
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000231819 | 62482BAB8
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000231819 | 60337JAA4
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000231819 | 88033GDQ0
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000231819 | 68622TAA9
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000231819 | 68622TAB7
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000231819 | 12543DBG4
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000231819 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231819 | CCC
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000231819 | B
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000231819 | BB
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000231819 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000231819 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231819 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231819 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231819 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000231819 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000231819 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000231819 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000231819 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231819 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000231819 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231819 | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000231819 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000231819 | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000231819 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231819 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231818 | 44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000231818 | 91327TAA9
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000231818 | 69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000231818 | 36268NAA8
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000231818 | 852234AR4
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000231818 | 44332PAJ0
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000231818 | 85172FAN9
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000231818 | 47077WAC2
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000231818 | 46115HAW7
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000231818 | 01883LAF0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231818 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231818 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231818 | CCC
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000231818 | B
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000231818 | BB
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000231818 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000231818 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231818 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231818 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231818 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000231818 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000231818 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000231818 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000231818 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000231818 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000231818 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000231818 | Others
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231818 | Advertising
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231818 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000231818 | Real Estate Investment Trusts (REITS)
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000231818 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000231818 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000231818 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231818 | Trucking & Leasing
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231818 | Retail
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231817 | 92332YAC5
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000231817 | SWEEPUSDCitibank - New York
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000231817 | 92332YAB7
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000231817 | 92332YAA9
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000231817 | 92332YAD3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231817 | 947075AU1
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000231817 | 205768AS3
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000231817 | 17888HAB9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231817 | 65505PAA5
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000231817 | 92332YAE1
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000231817 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231817 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231817 | B
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000231817 | BB
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000231817 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231817 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231817 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231817 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231817 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000231817 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000231817 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000231817 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000231817 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231817 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231817 | Retail
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231817 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000231817 | Pipelines
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000231817 | Oil & Gas Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000231817 | Gas
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231815 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000231815 | 143658BN1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231815 | 14366RAA7
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000231815 | 75102WAK4
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000231815 | 12769GAB6
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000231815 | 780153BV3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231815 | 143658BR2
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000231815 | 75102WAG3
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000231815 | 880349AU9
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000231815 | 69867DAC2
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000231815 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231815 | CCC
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000231815 | B
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000231815 | BB
Holdings [Line Items]
Percent of Net Asset Value	57.70%
C000231815 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231815 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231815 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231815 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231815 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000231815 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000231815 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000231815 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000231815 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000231815 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231815 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231815 | Others
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231815 | Internet
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231815 | Retail
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000231815 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000231815 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000231815 | Lodging
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000231815 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000231815 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231815 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231815 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231816 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000231816 | 68245XAM1
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000231816 | 651229AW6
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000231816 | 501044DR9
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000231816 | 28504KAA5
Holdings [Line Items]
Percent of Net Asset Value	1.34%
C000231816 | 53229KAA7
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000231816 | 92840VAP7
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000231816 | 68245XAH2
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000231816 | 131347CN4
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000231816 | 737446AQ7
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000231816 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231816 | CCC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000231816 | B
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000231816 | BB
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000231816 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000231816 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231816 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231816 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000231816 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000231816 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000231816 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000231816 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000231816 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000231816 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231816 | Others
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000231816 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231816 | Retail
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000231816 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231816 | Electric
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000231816 | Food
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000231816 | Housewares
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000231816 | Household Products/Wares
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231816 | Energy-Alternate Sources
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231816 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000243215 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000243215 | 09789C606
Holdings [Line Items]
Percent of Net Asset Value	24.11%
C000243215 | 09789C507
Holdings [Line Items]
Percent of Net Asset Value	20.31%
C000243215 | 09789C309
Holdings [Line Items]
Percent of Net Asset Value	14.02%
C000243215 | 09789C101
Holdings [Line Items]
Percent of Net Asset Value	12.64%
C000243215 | 097890107
Holdings [Line Items]
Percent of Net Asset Value	10.04%
C000243215 | 09789C408
Holdings [Line Items]
Percent of Net Asset Value	9.91%
C000243215 | 09789C200
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000234989 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000234989 | 00253XAB7
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000234989 | 29103CAA6
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000234989 | 893647BU0
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000234989 | 25461LAA0
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000234989 | 45824TBC8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000234989 | 62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000234989 | 23918KAS7
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000234989 | 92332YAC5
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000234989 | 143658BN1
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000234989 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234989 | B
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000234989 | BB
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000234989 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234989 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234989 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234989 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000234989 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000234989 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000234989 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000234989 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000234989 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000234989 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000234989 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000234989 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000234989 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000234989 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000234989 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000234989 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000234989 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000234989 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234989 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234989 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234988 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000234988 | 57763RAD9
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000234988 | 893647BL0
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000234988 | 88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000234988 | 88033GDK3
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000234988 | 44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000234988 | 91327TAA9
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000234988 | 69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000234988 | 68245XAM1
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000234988 | 90279XAA0
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000234988 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234988 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234988 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234988 | B
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000234988 | BB
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000234988 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234988 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234988 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000234988 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000234988 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000234988 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000234988 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000234988 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000234988 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000234988 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000234988 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000234988 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000234988 | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000234988 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000234988 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000234988 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000234988 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234988 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234990 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000234990 | 18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000234990 | 60337JAA4
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000234990 | 44332PAJ0
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000234990 | 579063AB4
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000234990 | 57763RAC1
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000234990 | 20338QAD5
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000234990 | 02154CAH6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234990 | 01883LAA1
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000234990 | 35166FAA0
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000234990 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234990 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000234990 | CCC
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000234990 | B
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000234990 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234990 | C
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234990 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234990 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234990 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234990 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000234990 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000234990 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000234990 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000234990 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000234990 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000234990 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000234990 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234990 | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000234990 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000234990 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000234990 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234990 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243310 | 097023DG7
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000243310 | 126650CX6
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000243310 | 87264ABD6
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000243310 | 031162DP2
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000243310 | 172967KA8
Holdings [Line Items]
Percent of Net Asset Value	0.35%
C000243310 | 00774MAV7
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000243310 | 55903VBA0
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000243310 | 00774MAW5
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000243310 | 92343VER1
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000243310 | 125523AH3
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000243310 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243310 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243310 | BBB
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000243310 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243310 | A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000243310 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243310 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000243310 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000243310 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243310 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000243310 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000243310 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000243310 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000243310 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000243310 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000243310 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000243310 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000243310 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000243310 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243310 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243310 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000243312 | SWEEPUSDCitibank - New York
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000243312 | 87264ABF1
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000243312 | 55903VBC6
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000243312 | 097023CY9
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000243312 | 031162DR8
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000243312 | 111021AE1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243312 | 25156PAC7
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000243312 | 92343VGN8
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000243312 | 92343VEU4
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000243312 | 15135BAT8
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000243312 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243312 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243312 | BBB
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000243312 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243312 | A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000243312 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243312 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243312 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000243312 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000243312 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243312 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243312 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000243312 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000243312 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000243312 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000243312 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000243312 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243312 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000243312 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000243311 | SWEEPUSDCitibank - New York
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000243311 | 38141GFD1
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000243311 | 126650CZ1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000243311 | 55903VBE2
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000243311 | 00206RLJ9
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000243311 | 097023CW3
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000243311 | 097023CX1
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000243311 | 00206RKJ0
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000243311 | 00206RMN9
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000243311 | 031162DT4
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000243311 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243311 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000243311 | BBB
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000243311 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243311 | A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243311 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243311 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000243311 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000243311 | Consumer Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000243311 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000243311 | Financial
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000243311 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000243311 | Communications
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000243311 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243311 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000243311 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000236606 | 040114HT0
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000236606 | BF1TGW4
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000236606 | 040114HS2
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000236606 | BMGR2G8
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000236606 | 040114HU7
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000236606 | BQKQW58
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000236606 | 731011AY8
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000236606 | BYQDTH0
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000236606 | BQKQVZ1
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000236606 | 040114HV5
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000236606 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236606 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000236606 | CCC
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000236606 | B
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000236606 | BB
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000236606 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000236606 | C
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000236606 | CC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000236606 | A
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000236606 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000236606 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236606 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000236606 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000236606 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000236606 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000236606 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000236606 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000236606 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236606 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000236606 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000236606 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236606 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236606 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236606 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236606 | Oman
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236606 | Bahrain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236606 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236606 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237706 | 912797LN5
Holdings [Line Items]
Percent of Net Asset Value	9.14%
C000237706 | 912797LW5
Holdings [Line Items]
Percent of Net Asset Value	9.11%
C000237706 | 912797MG9
Holdings [Line Items]
Percent of Net Asset Value	9.08%
C000237706 | 912797LB1
Holdings [Line Items]
Percent of Net Asset Value	9.07%
C000237706 | 912797MH7
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000237706 | 912797KS5
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000237706 | SWEEPUSDSumitomo, London
Holdings [Line Items]
Percent of Net Asset Value	6.16%
C000237706 | 912797JR9
Holdings [Line Items]
Percent of Net Asset Value	5.59%
C000237706 | 912796ZV4
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000237706 | 912797NA1
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237706 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000237706 | AA
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000237706 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000237706 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000237704 | 912828K74
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000237704 | 912828XB1
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000237704 | 91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000237704 | 91282CKK6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237704 | 91282CKH3
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000237704 | 91282CKB6
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000237704 | 91282CJB8
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000237704 | 91282CAM3
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000237704 | 91282CHV6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237704 | 91282CKS9
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000237704 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237704 | AA
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000237704 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237704 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000237710 | 912828Z78
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000237710 | 91282CDK4
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000237710 | 91282CKE0
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000237710 | 91282CKJ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237710 | 91282CBW0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237710 | 91282CKA8
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000237710 | 912828X88
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000237710 | 91282CCW9
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000237710 | 91282CLG4
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000237710 | 91282CLL3
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000237710 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237710 | AA
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000237710 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237710 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237710 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000237710 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000237708 | 912828Z78
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000237708 | 91282CCH2
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000237708 | 91282CKG5
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000237708 | 91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000237708 | 91282CDQ1
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000237708 | 9128284V9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237708 | 91282CCR0
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000237708 | 91282CCY5
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000237708 | 91282CBZ3
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000237708 | 91282CJF9
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000237708 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237708 | AA
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000237708 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237708 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000237708 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000237703 | 91282CAV3
Holdings [Line Items]
Percent of Net Asset Value	5.33%
C000237703 | 91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000237703 | 91282CBL4
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000237703 | 912828ZQ6
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000237703 | 91282CKN0
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000237703 | 91282CKU4
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000237703 | 91282CKF7
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000237703 | 91282CLD1
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000237703 | 91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000237703 | 91282CKW0
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000237703 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237703 | AA
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000237703 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237703 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000237703 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000237705 | 91282CBL4
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000237705 | 91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	10.63%
C000237705 | 91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	10.44%
C000237705 | 91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	10.33%
C000237705 | 91282CJJ1
Holdings [Line Items]
Percent of Net Asset Value	10.32%
C000237705 | 91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	9.36%
C000237705 | 91282CGM7
Holdings [Line Items]
Percent of Net Asset Value	8.15%
C000237705 | 91282CHC8
Holdings [Line Items]
Percent of Net Asset Value	7.86%
C000237705 | 91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000237705 | 91282CCS8
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000237705 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237705 | AA
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000237705 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237705 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237705 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000237705 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000237707 | 91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000237707 | 91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237707 | 91282CJJ1
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000237707 | 91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000237707 | 91282CGM7
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000237707 | 91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000237707 | 91282CCS8
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000237707 | 91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000237707 | 91282CCB5
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000237707 | 91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000237707 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237707 | AA
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000237707 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237707 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000237707 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000237707 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000237709 | 912810TX6
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000237709 | 912810UC0
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000237709 | 912810TT5
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000237709 | 912810SX7
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000237709 | 912810TN8
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000237709 | 912810TR9
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000237709 | 912810SZ2
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000237709 | 912810SU3
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000237709 | 912803GS6
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000237709 | 912810TG3
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000237709 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237709 | AA
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000237709 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237709 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000248003 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000248003 | 4952243A3
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000248003 | 65820BBB1
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000248003 | 452152Q61
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000248003 | 59447TMA8
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000248003 | 790608EQ2
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000248003 | 09182TAM9
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000248003 | 659155QL2
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000248003 | 724791CC0
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000248003 | 64971WL65
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000248003 | Credit Rating Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248003 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248003 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000248003 | BBB
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000248003 | A
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000248003 | AA
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000248003 | AAA
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000248003 | Asset Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248003 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248003 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000248003 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000248003 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000248003 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000248003 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000248003 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000248003 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248003 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000248003 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000248003 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248003 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%